DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deposits [Abstract]
Time Deposit Maturities, Year One	$ 1,320,011
Time Deposit Maturities, Year Two	293,775
Time Deposit Maturities, Year Three	37,093
Time Deposit Maturities, Year Four	37,881
Time Deposit Maturities, Year Five	11,768
Time Deposit Maturities, after Year Five	177
Time	$ 1,700,705	$ 1,330,263